Servicing Activities (Components Of Servicing Valuation And Hedge Activities) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Components Of Servicing Valuation And Hedge Activities [Line Items]
Net realized/unrealized gains (losses) included in earnings, Assets	$ (119)	$ (599)
Servicing asset valuation and hedge activities, net	(213)	(4)	(434)
Not Designated as Hedging Instrument [Member] | Interest Rate Contract [Member]
Components Of Servicing Valuation And Hedge Activities [Line Items]
Servicing asset valuation and hedge activities, net	(112)	556	359
Mortgage Servicing Rights [Member]
Components Of Servicing Valuation And Hedge Activities [Line Items]
Net realized/unrealized gains (losses) included in earnings, Assets	$ (101)	$ (560)	$ (793)